SELECTED STATEMENTS OF INCOME DATA (Schedule of Research and Development Costs, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Total costs	$ 140,935	$ 126,584	$ 113,671
Less - grants and participations	(3,334)	(4,087)	(3,394)
Less - capitalization of software development costs	(1,038)	(1,110)	(1,150)
Research and development, net	$ 136,563	$ 121,387	$ 109,127